Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	276,988,225.89	20,499
Yield Supplement Overcollateralization Amount 04/30/21	10,905,038.96	0
Receivables Balance 04/30/21	287,893,264.85	20,499
Principal Payments	14,973,964.80	482
Defaulted Receivables	216,928.84	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	10,040,721.18	0
Pool Balance at 05/31/21	262,661,650.03	20,002

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.71%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,523,418.23	133
Past Due 61-90 days	688,445.48	37
Past Due 91-120 days	95,190.80	8
Past Due 121+ days	0.00	0
Total	3,307,054.51	178

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	232,323.26
Aggregate Net Losses/(Gains) - May 2021	(15,394.42)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.06%
Prior Net Losses Ratio	0.03%
Second Prior Net Losses Ratio	-0.02%
Third Prior Net Losses Ratio	-0.32%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.51%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	33.16

Flow of Funds	$ Amount
Collections	16,019,883.92
Investment Earnings on Cash Accounts	418.09
Servicing Fee	(239,911.05)
Transfer to Collection Account	-
Available Funds	15,780,390.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	626,593.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,142,309.42
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	740,635.10

Total Distributions of Available Funds	15,780,390.96

Servicing Fee	239,911.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 05/17/21	266,803,959.45
Principal Paid	14,326,575.86
Note Balance @ 06/15/21	252,477,383.59

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	147,183,959.45
Principal Paid	14,326,575.86
Note Balance @ 06/15/21	132,857,383.59
Note Factor @ 06/15/21	40.7537986%

Class A-4
Note Balance @ 05/17/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	89,060,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	30,560,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	713,180.00
Total Principal Paid	14,326,575.86
Total Paid	15,039,755.86

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	383,904.83
Principal Paid	14,326,575.86
Total Paid to A-3 Holders	14,710,480.69

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7127381
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.3176989
Total Distribution Amount	15.0304370

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1776222
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9465517
Total A-3 Distribution Amount	45.1241739

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	289.13
Noteholders' Principal Distributable Amount	710.87

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,546,066.61
Investment Earnings	216.25
Investment Earnings Paid	(216.25)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$741,573.78	$630,693.87	$894,618.07
Number of Extensions	39	31	48
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.21%	0.28%